Right-of-use assets and associated lease liabilities - Narrativo (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detail information about right of use and associated liabilities [Line Items]
Carry out several phases of a project for periods of less than a year or are considered to have low value	€ 5,000
Disposals due to payments lease liabilities	(104,000,000)	€ (87,000,000)
Additions to right-of-use assets	143,000,000	87,000,000
Miscellaneous other operating expense	4,931,000,000	4,878,000,000	€ 4,182,000,000
Leases expenses [Member]
Detail information about right of use and associated liabilities [Line Items]
Miscellaneous other operating expense	257,000,000	251,000,000	€ 257,000,000
Construction division [Member]
Detail information about right of use and associated liabilities [Line Items]
Additions to right-of-use assets	€ 109,000,000	€ 72,000,000